Submission	Sep. 08, 2026
Submission [Line Items]
Central Index Key	0000029915
Registrant Name	DOW CHEMICAL CO /DE/
Registration File Number	333-288028-01
Form Type	S-3
Submission Type	424B3
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A